Derivative financial instruments - Schedule of fair values of derivatives by category (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 429	£ 587
Liabilities	(1,293)	(1,013)
Total	(864)	(426)
Current
Disclosure of detailed information about financial instruments [line items]
Assets	153	282
Liabilities	(222)	(144)
Total	(69)	138
Non-current
Disclosure of detailed information about financial instruments [line items]
Assets	276	305
Liabilities	(1,071)	(869)
Total	(795)	(564)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	363	298
Liabilities	(1,119)	(991)
Total	(756)	(693)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	66	289
Liabilities	(174)	(22)
Total	£ (108)	£ 267